General and Administrative Expenses	12 Months Ended
Oct. 31, 2019
General and Administrative Expenses

24.	General and Administrative Expenses

General and administrative expenses for the years ended October 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
Bad debt	$54,892	$113,028	$-
Bank fees and foreign exchange	87,621	17,270	2,156
Business license and fees	42,930	35,904	19,362
Commissions	-	-	4,133
Consultants	-	-	9,088
Facility expense	184,774	215,922	123,703
Insurance	10,309	9,194	-
Investor relations	127,248	-	-
Legal and professional	1,550,316	898,599	525,810
Marketing and promotion	209,470	302,401	90,673
Miscellaneous	89,036	56,491	-
Office expense	83,509	36,535	30,845
Repairs and maintenance	18,702	4,243	-
Research and development	28,250	5,233	-
Salaries and benefits	1,938,022	791,518	200,274
Supplies	27,711	11,748	-
Travel	185,570	159,848	43,611
Utilities	22,315	49,952	-
General and administrative expenses	$4,660,675	$2,707,886	$1,049,655